Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—8.0%
202,135		Activision Blizzard, Inc.	$18,394,285
7,206	[1]	Alphabet, Inc., Class A	13,167,956
526,494		AT&T, Inc.	15,073,523
23,551	[1]	Charter Communications, Inc.	14,308,646
549,386		Verizon Communications, Inc.	30,078,883
		TOTAL	91,023,293
		Consumer Discretionary—8.7%
39,709		Advance Auto Parts, Inc.	5,922,200
132,600	[1]	Capri Holdings Ltd.	5,524,116
6,498		Dollar General Corp.	1,264,576
134,402		eBay, Inc.	7,595,057
474,327		Ford Motor Co.	4,994,663
22,707		Garmin Ltd.	2,608,126
83,772		Home Depot, Inc.	22,687,133
115,456		Kohl's Corp.	5,086,991
52,833		Lennar Corp., Class A	4,393,064
43,350		McDonald's Corp.	9,009,864
58,141	[1]	Mohawk Industries, Inc.	8,349,048
38,210		Starbucks Corp.	3,699,110
171,462		Yum! Brands, Inc.	17,401,679
		TOTAL	98,535,627
		Consumer Staples—8.0%
37,202		Campbell Soup Co.	1,789,788
298,378		Colgate-Palmolive Co.	23,273,484
89,385		Hershey Foods Corp.	13,000,155
94,831		Kimberly-Clark Corp.	12,527,175
213,958		Molson Coors Beverage Company, Class B	10,732,133
179,411		Philip Morris International, Inc.	14,290,086
115,533		Procter & Gamble Co.	14,812,486
		TOTAL	90,425,307
		Energy—3.7%
330,816		Continental Resources, Inc.	6,513,767
280,610		EOG Resources, Inc.	14,299,886
527,578		Halliburton Co.	9,301,200
926,503		Marathon Oil Corp.	6,707,882
249,901		Schlumberger Ltd.	5,550,301
		TOTAL	42,373,036
		Financials—20.2%
4,955		Alleghany Corp.	2,808,742
245,760		Allstate Corp.	26,340,557
180,381		Ally Financial, Inc.	6,825,617
59,875		Ameriprise Financial, Inc.	11,847,466
144,289	[1]	Arch Capital Group Ltd.	4,532,117
552,769		Bank of America Corp.	16,389,601
441,467		Bank of New York Mellon Corp.	17,583,631
58,914	[1]	Berkshire Hathaway, Inc., Class B	13,424,733
40,890		Cincinnati Financial Corp.	3,438,440

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
119,028		M & T Bank Corp.	$15,767,639
483,737		MetLife, Inc.	23,291,937
223,593		Northern Trust Corp.	19,942,260
161,831		Popular, Inc.	9,183,909
166,854		Prudential Financial, Inc.	13,061,331
351,556		State Street Corp.	24,608,920
152,866		The Travelers Cos., Inc.	20,835,636
		TOTAL	229,882,536
		Health Care—14.4%
38,930		Amgen, Inc.	9,398,870
13,882		Anthem, Inc.	4,122,676
139,935		Cardinal Health, Inc.	7,518,708
24,384		CIGNA Corp.	5,292,547
102,708	[1]	Davita, Inc.	12,054,838
17,531		Eli Lilly & Co.	3,645,922
46,099	[1]	Hologic, Inc.	3,675,473
14,229		Humana, Inc.	5,451,272
68,810	[1]	IQVIA Holdings, Inc.	12,234,418
207,886		Johnson & Johnson	33,912,443
109,024		Medtronic PLC	12,137,642
186,258		Merck & Co., Inc.	14,354,904
245,450		Pfizer, Inc.	8,811,655
38,949		Stryker Corp.	8,608,119
25,422	[1]	Waters Corp.	6,728,441
97,701		Zoetis, Inc.	15,070,379
		TOTAL	163,018,307
		Industrials—14.1%
196,478		AGCO Corp.	21,789,410
396,770		Carrier Global Corp.	15,275,645
15,093		Deere & Co.	4,358,858
80,696		Emerson Electric Co.	6,403,228
209,204		Fortune Brands Home & Security, Inc.	18,043,845
37,627		Illinois Tool Works, Inc.	7,307,540
389,097		Masco Corp.	21,131,858
279,099		Nielsen Holdings PLC	6,232,281
474,521		Otis Worldwide Corp.	30,677,783
95,868		Republic Services, Inc.	8,677,971
241,657	[1]	SPX Corp.	12,496,083
95,930		TransUnion	8,349,747
		TOTAL	160,744,249
		Information Technology—8.6%
54,090		Applied Materials, Inc.	5,229,421
25,243	[1]	Autodesk, Inc.	7,003,165
55,937	[1]	Crowdstrike Holdings, Inc.	12,071,205
102,885	[1]	Dell Technologies, Inc.	7,499,288
425,031		DXC Technology Co.	11,985,874
43,108		IBM Corp.	5,134,594
255,352		Intel Corp.	14,174,590
51,041	[1]	Keysight Technologies, Inc.	7,226,895
23,077		Microchip Technology, Inc.	3,141,010
69,777		Motorola, Inc.	11,691,136

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
95,009		Paychex, Inc.	$8,296,186
219,810		Vishay Intertechnology, Inc.	4,736,906
		TOTAL	98,190,270
		Materials—4.8%
189,119	[1]	Berry Global Group, Inc.	9,336,805
382,244		Domtar, Corp.	11,455,853
28,391		Linde PLC	6,967,151
166,588		PPG Industries, Inc.	22,441,070
48,266		RPM International, Inc.	3,980,497
		TOTAL	54,181,376
		Real Estate—3.3%
31,901		Essex Property Trust, Inc.	7,643,799
216,126		Gaming and Leisure Properties, Inc.	8,889,262
31,847		Mid-American Apartment Communities, Inc.	4,227,689
255,302		SL Green Realty Corp.	17,227,779
		TOTAL	37,988,529
		Utilities—4.2%
328,448		Exelon Corp.	13,650,299
244,258		NiSource, Inc.	5,410,315
135,849		Pinnacle West Capital Corp.	10,222,637
213,749		Public Service Enterprises Group, Inc.	12,061,856
339,228		Vistra Corp.	6,774,383
		TOTAL	48,119,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $948,784,813)	1,114,482,020
		INVESTMENT COMPANY—2.0%
22,564,763		Federated Hermes Institutional Prime Value Obligations Fund, Class IS, 0.07%[2] (IDENTIFIED COST $22,553,817)	22,571,532
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $971,338,630)	1,137,053,552
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(457,335)
		TOTAL NET ASSETS—100%	$1,136,596,217
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2020	$683,400	$19,345,453	$ 20,028,853
Purchases at Cost	$13,023,940	$31,047,920	$44,071,860
Proceeds from Sales	$(13,707,340)	$(27,819,636)	$(41,526,976)
Change in Unrealized Appreciation/Depreciation	N/A	$(792)	$(792)
Net Realized Gain/(Loss)	N/A	$(1,413)	$(1,413)
Value	—	$ 22,571,532	$ 22,571,532
Balance of Shares Held 01/31/2021	—	22,564,763	22,564,763
Dividend Income	$67	$6,100	$6,167
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■  With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.